Note 23 - Parenthetical Information Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Parenthetical Information Other Amortizing Intangible Assets [Line Items]
Decrease of amortizing other intangible assets, net	€ 173	€ 21
Mainly driven by [Abstract]
Amortization expenses	1,000	1,000
Of which: scheduled consumption of capitalized software	1,000	1,000	€ 1,000
Of which: impairment of current platform software and software under construction	30	149
Of which: Additions to internally generated intangible assets	1,100	1,100	1,000
Of which: Negative exchange rate changes	€ 50	€ 42	112
Of which: Positive exchange rate changes			1,100
Increase of amortizing other intangible assets, net			161
Impairment of self-developed software			€ 50